Reportable Segments (Assets) (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Segment Reporting Information [Line Items]
Assets	$ 20,843	$ 24,238
Assets of discontinued operations	13	4,596
Long-Lived Assets	14,194	17,883
United States [Member]
Segment Reporting Information [Line Items]
Long-Lived Assets	13,699	17,476
International [Member]
Segment Reporting Information [Line Items]
Long-Lived Assets	495	407
Operating Segments [Member] | Entertainment [Member]
Segment Reporting Information [Line Items]
Assets	12,626	11,262
Operating Segments [Member] | Cable Networks [Member]
Segment Reporting Information [Line Items]
Assets	2,878	2,618
Operating Segments [Member] | Publishing [Member]
Segment Reporting Information [Line Items]
Assets	906	880
Operating Segments [Member] | Local Media [Member]
Segment Reporting Information [Line Items]
Assets	4,042	4,065
Corporate/Eliminations [Member]
Segment Reporting Information [Line Items]
Assets	$ 378	$ 817